TCW FUNDS, INC.

TCW Relative Value Mid Cap Fund (the “Fund”)

(Class I: TGVOX; Class N: TGVNX)

Supplement dated December 18, 2025 to the

Prospectus and Summary Prospectus,

each dated February 28, 2025, as supplemented

For current and prospective investors in the Fund.

Effective as of the open of business on December 19, 2025, Matthew Spahn will serve as a co-portfolio manager for the Fund.

Effective as of June 30, 2026, Mona Eraiba will no longer serve as portfolio manager for the Fund.

Therefore, effective as of the open of business on December 19, 2025, the disclosure under the heading “Portfolio Managers” on page 18 of the Prospectus is revised to include the following:

Name	Experience with the Fund	Primary Title with Investment Advisor
Matthew J. Spahn (Co-Portfolio Manager)	Since December 2025	Managing Director

In addition, effective as of the open of business on December 19, 2025, the disclosure under the heading “Management of the Funds—TCW Relative Value Mid Cap Fund” on page 69 of the Prospectus is revised to include the following:

TCW Relative Value Mid Cap Fund
Matthew J. Spahn (Co-Portfolio Manager)	See above.

Please retain this Supplement for future reference.

TCW FUNDS, INC.

TCW Relative Value Mid Cap Fund (the “Fund”)

(Class I: TGVOX; Class N: TGVNX)

Supplement dated December 18, 2025 to the

Statement of Additional Information

dated February 28, 2025, as supplemented (“SAI”)

For current and prospective investors in the Fund.

Effective as of the open of business on December 19, 2025, Matthew Spahn will serve as a co-portfolio manager for the Fund.

Effective as of the open of business on June 30, 2026, Mona Eraiba will no longer serve as portfolio manager for the Fund.

Therefore, effective as of the open of business on December 19, 2025, the disclosure under the heading “PORTFOLIO MANAGEMENT—Other Accounts Managed” on page 53-57 of the SAI is revised to include the following:

Matthew Spahn1

Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered Investment Companies	1	$315	0	$0
Other Pooled Investment Vehicles	4	$711	0	$0
Other Accounts	20	$2,842	2	$1,160

[1]	Information for Mr. Spahn is provided as of December 18, 2025.

In addition, effective as of the open of business on December 19, 2025, the disclosure under the heading “PORTFOLIO MANAGEMENT—Ownership of Securities—TCW Relative Value Mid Cap Fund” on page 58 of the SAI is revised to include the following:

Dollar Range of Fund Shares Beneficially Owned
TCW Relative Value Mid Cap Fund
Matthew J. Spahn[1]	$10,001 - $50,000

[1]	Information for Mr. Spahn is provided as of December 18, 2025.

Please retain this Supplement for future reference.